Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Jan. 01, 2020 HKD ($)
Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-use assets	$ 41,682,405		$ 42,491,805		$ 5,355,364	$ 541,625
Operating lease liability	41,682,405		42,491,805		$ 5,355,364	$ 541,625
Operating lease expense	$ 7,440,152	$ 955,913	$ 3,866,322	$ 3,227,182